Acquisitions (Details) - Schedule of intangible assets acquired and their estimated useful lives	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Intangible Assets Acquired And Their Estimated Useful Lives Abstract
Customer relationships Fair value	$ 9,614,578
Customer relationships Useful life	3 years
Software platform Fair value	$ 5,622,053
Software platform Useful life	3 years
Total intangible assets	$ 15,236,631